Exhibit 99.1

Item 5

To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by Chimera Investment Corporation as diligence agent to order and review title reports for a population of 1,041 mortgage loans and 10 co-op share loans. Said title reports were obtained and reviewed between May 2021 and June 2021. With respect to these 1,041 mortgage loans and 10 co-op share loans:

General Findings:

1.	As set forth in the title reports:

a.	For 1,041 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.
b.	For 10 co-op share loans for which, in lieu of a subject mortgage, a UCC1 or Deed of Trust is filed in the appropriate recording jurisdiction

.

Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 978 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 72 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 1 mortgage loan, the title/lien search does not confirm the subject mortgage in expected lien position.

Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.	For 11 mortgage loans, potentially superior post-origination HOA liens/judgments were found of record. For these mortgage loans where an amount was available, the total amount of such potentially superior post-origination HOA liens/judgments is $37,678.54.

Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 33 mortgage loans, potentially superior post-origination municipal liens/judgments were found of record. For these mortgage loans where an amount was available, the total amount of such potentially superior post-origination municipal liens/judgments is $107,382.79.

Thank You,

Westcor Land Title Insurance Company

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462